NOTES PAYABLE - DIRECT CORPORATE OBLIGATIONS (SCHEDULE OF LONG-TERM DEBT INSTRUMENTS) (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013	Sep. 28, 2012
Debt Instrument [Line Items]
Notes payable – direct corporate obligations	$ 794,400,000	$ 856,400,000
Senior Secured Credit Agreement [Member]
Debt Instrument [Line Items]
Notes payable – direct corporate obligations	522,100,000	581,500,000
Unamortized discount on Senior Secured Credit Agreement	(2,700,000)	(3,600,000)
Debentures [Member]
Debt Instrument [Line Items]
Notes payable – direct corporate obligations	0	3,500,000
Senior Notes [Member] | Senior Secured Note 6.375 Percent [Member]
Debt Instrument [Line Items]
Notes payable – direct corporate obligations	$ 275,000,000	$ 275,000,000	$ 275,000,000